FINANCIAL STATEMENT SCHEDULE I - STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net cash provided by operating activities	$ 49,666	$ (435,423)	$ 1,616,042
FINANCING ACTIVITIES
Proceeds from bank borrowings			140,000
Repayment of bank borrowings			(140,000)
Proceeds from options exercised		57	4
Payments for repurchase of common shares		(5,003)	(485,931)
Net cash used in financing activities	(850)	(47,356)	(795,398)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(58,057)	(2,009,607)	(472,395)
Cash, cash equivalents and restricted cash at the beginning of the year	1,038,349	3,047,956	3,520,351
Cash, cash equivalents and restricted cash at the end of the year	980,292	1,038,349	3,047,956
Parent Company
OPERATING ACTIVITIES
Net cash provided by operating activities	11,668	85,681	702,391
FINANCING ACTIVITIES
Proceeds from bank borrowings			140,000
Repayment of bank borrowings			(140,000)
Proceeds from options exercised		57	4
Payments for repurchase of common shares		(5,003)	(485,931)
Net cash used in financing activities		(4,946)	(485,927)
NET INCREASE IN CASH AND CASH EQUIVALENTS	11,668	80,735	216,464
Cash, cash equivalents and restricted cash at the beginning of the year	299,576	218,841	2,377
Cash, cash equivalents and restricted cash at the end of the year	$ 311,244	$ 299,576	$ 218,841